United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if amendment [ x ];   Amendment Number:  2
This Amendment (Check only one):
[      ]  is a restatement
[  x  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   UBS Warburg LLC
Address:           677 Washington Boulevard
                    Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
November 14, 2002, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on November 14, 2002.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report

Pursuant to Regulation 240.24b-2(b) of the Securities
Exchange Act of 1934, please be advised that UBS Warburg
LLC, the institutional investment manager with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.

Report Summary
Number of Other Included Managers:   0
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total: $  806,602
(thousands)
List of Other Included Managers:  NONE


Name of                                                              Value    Shrs or          Investment  Voting Authority
Issuer                        Title of Class         CUSIP          (x$1000)   prn amt  SH/PRN discretn     Sole

ALPHARMA INC                  SR SB NT CV 3%06      020813AD3         18,277  16,653,000  PRN   SOLE      16,653,000
AT & T CDA INC                DEPS RCPT CL B        00207Q202         21,758     750,000  PRN   SOLE         750,000
AT&T CORP                     COM                   001957109         12,248     634,600   SH   SOLE         634,600
BAXTER INTL INC               COM                   071813109        615,224  11,175,742   SH   SOLE      11,175,742
CELESTICA INC                 LYON  ZERO 20         15101QAA6         15,095  46,267,000  PRN   SOLE      46,267,000
COMPAQ COMPUTER CORP          COM                   204493100          3,740     450,000   SH   SOLE         450,000
COOPER INDS INC               COM                   216669101          9,331     225,000   SH   SOLE         225,000
DEVON ENERGY CORP NEW         SR DB CV ZERO 20      25179MAD5         16,471  36,299,000  PRN   SOLE      36,299,000
ECHOSTAR COMMUNICATIONS NEW   SB NT CV4.875%07      278762AD1         13,295  16,750,000  PRN   SOLE      16,750,000
IVAX CORP                     SR SB CV 144A 08      465823AE2         27,699  32,396,000  PRN   SOLE      32,396,000
LIMITED INC                   COM                   532716107          4,180     440,000   SH   SOLE         440,000
WEATHERFORD INTL INC          SR DB CV ZERO 20      947074AB6         26,546  50,325,000  PRN   SOLE      50,325,000
WESTCOAST ENERGY INC          COM                   95751D102          9,241     363,800   SH   SOLE         363,800
WILLAMETTE INDS INC           COM                   969133107         13,497     300,000   SH   SOLE         300,000
